DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
DEFERRED CHARGES [Abstract]
DEFERRED CHARGES
10.   DEFERRED CHARGES

(in thousands of $)	2011	2010
Capitalized financing fees and expenses	3,414	3,335
Accumulated amortization	(1,304)	(706)
	2,110	2,629

Debt arrangement fees of $0.1 million were capitalized during the year.